CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock Private placement	Common Stock	Additional Paid-in Capital Private placement	Additional Paid-in Capital	Stock Subscription Receivable	Accumulated Deficit	Private placement	Total
Balance at beginning at Dec. 31, 2019		$ 144		$ 24,856	$ 25,000	$ (492)		$ (492)
Balance at beginning (shares) at Dec. 31, 2019		1,437,500						1,437,500
Collection of stock subscription receivable					(25,000)			$ 25,000
Net loss						(211)		(211)
Balance at ending at Mar. 31, 2020		$ 144		24,856		(703)		24,297
Balance at ending (shares) at Mar. 31, 2020		1,437,500
Balance at beginning at Dec. 31, 2019		$ 144		24,856	$ 25,000	(492)		$ (492)
Balance at beginning (shares) at Dec. 31, 2019		1,437,500						1,437,500
Change in value of common stock subject to possible redemption								$ (154,144)
Net loss								(154,356)
Balance at ending at Sep. 30, 2020		$ 245		5,154,609		(154,848)		$ 5,000,006
Balance at ending (shares) at Sep. 30, 2020		2,452,425						2,452,425
Balance at beginning at Mar. 31, 2020		$ 144		24,856		(703)		$ 24,297
Balance at beginning (shares) at Mar. 31, 2020		1,437,500
Sale of Units	$ 35	$ 575	$ 3,552,375	53,487,066			$ 3,552,410	$ 53,487,641
Sale of Units (shares)	355,241	5,749,800					355,241	5,749,800
Forfeiture of Founder Shares (Shares)		(50)
Sale of unit purchase option				100				$ 100
Common stock subject to possible redemption		$ (510)		(52,044,333)				(52,044,843)
Common stock subject to possible redemption (Shares)		(5,102,647)
Net loss						(19,600)		(19,600)
Balance at ending at Jun. 30, 2020		$ 244		5,020,064		(20,303)		5,000,005
Balance at ending (shares) at Jun. 30, 2020		2,439,844
Change in value of common stock subject to possible redemption		$ 1		134,545				134,546
Change in value of common stock subject to possible redemption		12,581
Net loss						(134,545)		(134,545)
Balance at ending at Sep. 30, 2020		$ 245		$ 5,154,609		$ (154,848)		$ 5,000,006
Balance at ending (shares) at Sep. 30, 2020		2,452,425						2,452,425